Acquisitions, 2018 (FY) (Details) - USD ($) $ in Thousands				9 Months Ended		12 Months Ended
	Jun. 01, 2018	Apr. 01, 2018	Feb. 01, 2018	Jun. 30, 2020	Jun. 30, 2019	Sep. 30, 2019	Sep. 30, 2018	Mar. 31, 2018	Sep. 30, 2017
Acquisition [Abstract]
Payment of contingent consideration				$ 1,457	$ 0
Allocation of Purchase Price Consideration to Assets Acquired and Liabilities Assumed [Abstract]
Goodwill				$ 113,059		$ 113,059
Bosun's Assets and Operations [Member]
Acquisition [Abstract]
Amount of investment purchase price	$ 2,500
Ownership interest percentage	25.00%
OneWater LLC [Member]
Allocation of Purchase Price Consideration to Assets Acquired and Liabilities Assumed [Abstract]
Goodwill						$ 113,059	$ 96,180		$ 81,925
OneWater LLC [Member] | Bosun's Assets and Operations [Member]
Acquisition [Abstract]
Amount of investment purchase price	$ 2,500
Ownership interest percentage	25.00%
Percentage of voting rights	100.00%					100.00%
Ownership interest of parent	75.00%					75.00%
Texas Marine [Member] | OneWater LLC [Member]
Acquisition [Abstract]
Cash paid for acquisition			$ 8,300
Interest rate			4.50%
Notes payable term						30 months
Payment of contingent consideration			$ 2,600
Allocation of Purchase Price Consideration to Assets Acquired and Liabilities Assumed [Abstract]
Total purchase price			11,800
Texas Marine [Member] | OneWater LLC [Member] | Notes Payable to Seller at 4.5% [Member]
Acquisition [Abstract]
Note payable to seller			800
Texas Marine [Member] | OneWater LLC [Member] | Long-term Debt [Member]
Acquisition [Abstract]
Note payable to seller			$ 8,000
Spend-A- Day [Member] | OneWater LLC [Member]
Acquisition [Abstract]
Cash paid for acquisition		$ 6,700
Interest rate								5.50%
Notes payable term						3 years
Allocation of Purchase Price Consideration to Assets Acquired and Liabilities Assumed [Abstract]
Total purchase price								$ 7,700
Spend-A- Day [Member] | OneWater LLC [Member] | Notes Payable to Seller at 5.5% [Member]
Acquisition [Abstract]
Note payable to seller		1,000
Spend-A- Day [Member] | OneWater LLC [Member] | Long-term Debt [Member]
Acquisition [Abstract]
Note payable to seller		$ 1,000
Bosun [Member] | OneWater LLC [Member]
Acquisition [Abstract]
Cash paid for acquisition	$ 7,800
Interest rate	4.50%
Notes payable term						3 years
Amount of investment purchase price	$ 2,500
Allocation of Purchase Price Consideration to Assets Acquired and Liabilities Assumed [Abstract]
Total purchase price	11,500
Bosun [Member] | OneWater LLC [Member] | Notes Payable to Seller [Member]
Acquisition [Abstract]
Note payable to seller	$ 1,200
Bosun [Member] | OneWater LLC [Member] | Bosun's Assets and Operations [Member]
Acquisition [Abstract]
Ownership interest percentage	25.00%
Slalom Shop, Ocean Blue, Ray Clepper, Caribee and Central Marine [Member] | OneWater LLC [Member]
Allocation of Purchase Price Consideration to Assets Acquired and Liabilities Assumed [Abstract]
Prepaid expenses						$ 249
Accounts receivable						2,062
Inventory						54,023
Property and equipment						7,045
Identifiable intangible assets						13,572
Goodwill						16,879
Liabilities assumed						(45,189)
Total purchase price						$ 48,641
Texas Marine, Spend-A-Day Marina and Bosun's [Member] | OneWater LLC [Member]
Allocation of Purchase Price Consideration to Assets Acquired and Liabilities Assumed [Abstract]
Prepaid expenses							430
Accounts receivable							0
Inventory							29,154
Property and equipment							731
Identifiable intangible assets							13,020
Goodwill							14,255
Liabilities assumed							(26,619)
Total purchase price							$ 30,971